Segment Information - Narrative (Details) - Local Media	Dec. 31, 2019 low_power_station affiliate station
Segment Reporting Information [Line Items]
Number of local broadcast stations | station	60
Number of low power stations operated | low_power_station	9
ABC affiliates
Segment Reporting Information [Line Items]
Number of television affiliates	18
NBC affiliates
Segment Reporting Information [Line Items]
Number of television affiliates	11
CBS affiliates
Segment Reporting Information [Line Items]
Number of television affiliates	9
FOX affiliates
Segment Reporting Information [Line Items]
Number of television affiliates	4
CW affiliates
Segment Reporting Information [Line Items]
Number of television affiliates	13
Number of full power stations | station	5
Number of multicast | station	8
My TV Affiliates
Segment Reporting Information [Line Items]
Number of television affiliates	2
Independent stations
Segment Reporting Information [Line Items]
Number of television affiliates	2